Note 12 - Stock Incentive Plan (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 378	$ 1,412	$ 2,024
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 52.25	$ 47.95	$ 38.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 51	$ 458